EQUITY - Narrative (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) yr shares $ / shares	Dec. 31, 2021 USD ($) shares yr $ / shares	Dec. 31, 2022 $ / shares
Disclosure of classes of share capital [line items]
Dividends paid, ordinary shares per share | $ / shares	$ 0.56	$ 0.52
Expense incurred with respect to MSOP	$ 30,000,000	$ 25,000,000
Expense from share-based payment transactions with employees	167,000,000	$ 121,000,000
Non-cash distribution	$ (2,400,000,000)
Proportion of ownership interest in subsidiary	25.00%
Brookfield Asset Management ULC (BAM)
Disclosure of classes of share capital [line items]
Non-cash distribution	$ (410,000,000)
Reinsurance
Disclosure of classes of share capital [line items]
Special Dividends	$ 538,000,000
Management Share Option Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Average term to exercise | yr	7.5	7.5
Expected volatility, share options granted	24.80%	24.40%
Expected dividend as percentage, share options granted	1.40%	1.70%
Risk free interest rate, share options granted	1.90%	1.00%
Liquidity Discount	25.00%	25.00%
Weighted-average fair value of a unit	$ 8.82	$ 5.71
Escrowed Stock Plan | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Number of share options granted in share-based payment arrangement | shares	43,650,000,000	5,300,000,000
Weighted average exercise price of share options exercised in share-based payment arrangement | $ / shares	$ 26.94	$ 16.39
Average term to exercise | yr	7.2	7.5
Expected volatility, share options granted	26.70%	24.40%
Expected dividend as percentage, share options granted	1.00%	1.60%
Risk free interest rate, share options granted	3.70%	1.00%
Liquidity Discount	25.00%	25.00%
Weighted-average fair value of a unit	$ 7.66	$ 5.72
Deferred Stock Units and Restricted Stock Units | Employees and Directors | Cash-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Share based awards, vesting period	5 years
Share Options Vested In Share-Based Payment Arrangement	$ 1,200,000,000	1,900,000,000
Expense from share-based payment transactions with employees	$ 8,000,000	$ 11,000,000
Common Class A | Management Share Option Plan | Executives [Member] | Top of range | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Share based awards, vesting period	5 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Expiration Period1	10 years
Common Class A | Escrowed Stock Plan | Executives [Member] | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Number of shares purchased (in shares) | shares	5,100,000	5.3
Expense from share-based payment transactions with employees	$ 51,000,000	$ 41,000,000
Common Class A | Escrowed Stock Plan | Executives [Member] | Top of range | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Share based awards, vesting period	5 years
Share-Based Compensation Arrangement By Share-Based Payment Award, Expiration Period1	10 years
Common Class A | Restricted Stock | Executives [Member] | Equity-Settled Share-Based Payment Arrangement
Disclosure of classes of share capital [line items]
Share based awards, vesting period	5 years
Share based awards, hold period	5 years
Number of instruments granted in share-based payment arrangement | shares	1,900,000	3,100,000
Number of instruments granted in share-based payment arrangement, converted | shares	1,500,000
Expense from share-based payment transactions with employees	$ 78,000,000	$ 43,000,000
Common shares | Common Class B
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares) | shares	85,120
Common shares | Common Class A | Brookfield Property Partners L.P. [Member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares	60,900,000
Preferred shares
Disclosure of classes of share capital [line items]
Par value per share (in cad per share) | $ / shares			$ 25.00
Preference shares, series 51 [Member]
Disclosure of classes of share capital [line items]
Par value per share (in cad per share) | $ / shares			22.44
Preference shares, series 52
Disclosure of classes of share capital [line items]
Par value per share (in cad per share) | $ / shares			$ 22.00